LEASES - Lease Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Operating lease cost	$ 77	$ 73	$ 77
Variable operating lease cost	12	10	11
Sublease income	(19)	(18)	(18)
Net lease cost	$ 70	$ 65	$ 70